SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR)

AMERICAN WOODMARK CORPORATION
RETIREMENT SAVINGS PLAN

Schedule of Assets (Held at End of Year)
EIN 54-1138147 Plan # 001
December 31, 2025

Identity of issuer, borrower, lessor, or similar party	Description of investment	Number of shares or units, Par or face amount, rate of interest, maturities	Current value
Cash:
Dreyfus Funds	Dreyfus Government Cash Management	427,007 shares of money market fund, pays interest at 3.58%	$427,007
Vanguard Funds	Vanguard Federal Money Market Inv	30,072,000 shares of money market fund, pays interest at 3.87%	30,072
	Total		457,079

Collective Funds:
Reliance Trust Company Funds	Reliance MetLife GAC Series 25053 CL EQ	47,519.319	4,996,780
Vanguard Funds	Target Retirement Income & Growth II	7,923.485	201,336
Vanguard Funds	Vanguard Target Retirement 2020 Trust II	101,169.731	5,323,551
Vanguard Funds	Vanguard Target Retirement 2025 Trust II	568,054.499	32,197,329
Vanguard Funds	Vanguard Target Retirement 2030 Trust II	756,790.988	44,960,953
Vanguard Funds	Vanguard Target Retirement 2035 Trust II	714,592.749	45,362,348
Vanguard Funds	Vanguard Target Retirement 2040 Trust II	564,104.255	38,787,808
Vanguard Funds	Vanguard Target Retirement 2045 Trust II	466,670.318	33,847,598
Vanguard Funds	Vanguard Target Retirement 2050 Trust II	324,886.595	24,317,761
Vanguard Funds	Vanguard Target Retirement 2055 Trust II	183,031.159	18,350,704
Vanguard Funds	Vanguard Target Retirement 2060 Trust II	188,047.285	14,882,062
Vanguard Funds	Vanguard Target Retirement 2065 Trust II	100,364.221	4,889,745
Vanguard Funds	Vanguard Target Retirement 2070 Trust II	37,918.730	1,126,945
Vanguard Funds	Vanguard Target Retirement Income & Growth	6,361.136	318,756
	Total	4,067,434.470	269,563,676

Pooled Separate Funds:
*Empower Annuity Insurance Company	Blackrock Equity Dividend	509,654.393	7,482,772
*Empower Annuity Insurance Company	Empower S&P 500 Index	457,288.095	7,062,935
*Empower Annuity Insurance Company	JPMorgan Large Cap Growth - R6	319,684.287	19,561,526
	Total	1,286,626.775	34,107,233

Mutual Funds:
Blackrock Funds	Blackrock Strategic Global Bond	346,729.877	1,868,874
Dimensional Funds	DFA Emerging Markets	2,395,107.350	2,395,107
Fidelity Funds	Fidelity Advisor Overseas Z	105,690.171	7,610,749
Fidelity Funds	Fidelity Small Cap Value	231,867.248	4,637,345
JP Morgan Funds	JPMorgan Core Bond - R6	1,043,687.560	10,896,098
Vanguard Funds	Vanguard Real Estate Index Admiral	16,410.862	2,057,758
Vanguard Funds	Vanguard Small Cap Growth Index - ADM	55,929.305	5,935,218
Vanguard Funds	Vanguard Total Bond Market Index Admiral	464,738.756	4,540,498
Vanguard Funds	Vanguard Total Intl Stock Index - ADM	115,634.904	4,686,683
Vanguard Funds	Vanguard Total Stock Market Index - ADM	90,784.079	14,815,961
	Total	4,866,580.112	59,444,291

*American Woodmark Corporation	Common Stock	423,738.000	22,833,980

* Participants’ loans	Notes receivable from participants	Various interest rates and maturities	9,960,366

	Total		$396,366,625

* Party-in-interest

Cost has been omitted for participant directed accounts
See accompanying Report of Independent Registered Public Accounting Firm.